Share Capital (Tables)	12 Months Ended
Apr. 30, 2020
Disclosure of classes of share capital [line items]
Summary of Outstanding Share Price Warrants
b)	Warrants

A summary of the Company’s outstanding share purchase warrants at April 30, 2020 and April 30, 2019 and the changes during the period ended is presented below:

	Number of warrants	Weighted average exercise price
Outstanding at April 30, 2018	250,000	$0.30
Warrants issued	3,000,000	0.20

Outstanding at April 30, 2019 April 30, 2020	3,250,000	$0.21

During the year ending April 30, 2019, the Company issued 3,000,000 warrants exercisable at $0.20 expiring June 18, 2021. These warrants were issued in conjunction with the issuance of the Bond (see note 11). A summary of the Company’s outstanding share purchase warrants is presented below:

Number of	Exercise
Warrants	Price	Expiry Date
250,000	$0.30	March 7, 2022
3,000,000	$0.20	June 18, 2021

Summary of Changes In Options

The following is a summary of changes in options, which are still outstanding, for the periods ending April 30, 2020 and April 30, 2019:

	Number of Shares	Weighted Average Exercise Price
Balance at April 30, 2018	948,750	$0.88
Forfeited/expired	(948,750)	0.88

Outstanding and Exercisable at April 30, 2019 and April 30, 2020	-	$-

RSU [member]
Disclosure of classes of share capital [line items]
Summary of RSU And DSU Plan	The RSU share plan transactions during the year were as follows:

Units
Outstanding at April 30, 2018	1,241,250
Expired	(58,750)
Exercised	(117,500)
Cancelled	(33,125)

Outstanding at April 30, 2019	1,031,875
Expired	(701,875)

Outstanding at April 30, 2020	330,000

DSU [member]
Disclosure of classes of share capital [line items]
Summary of RSU And DSU Plan	The DSU share plan transactions during the period were as follows:
Units
Outstanding at April 30, 2018, April 30, 2019 and April 30, 2020	1,010,000